Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2025
Property and equipment, net
Summary of property and equipment, net

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Motor vehicle	917,135	496,184	69,265
Office equipment	289,688	730,075	101,915
Leasehold improvement	—	151,600	21,162
Subtotal	1,206,823	1,377,859	192,342
Less: accumulated depreciation	(625,973)	(602,679)	(84,131)
Property and equipment, net	580,850	775,180	108,211